Earnings Per Share - Calculation of Basic Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share
Profit for the year attributable to shareholders of the Parent	€ 618,546	€ 625,146	€ 596,642
Weighted average number of ordinary shares outstanding (in shares)	685,515,740	685,115,836	684,709,377
Basic earnings per share (in Euros per share)	€ 0.90	€ 0.91	€ 0.87